Total revenue and income - Disaggregation of revenue by major service lines (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Brokerage commission	R$ 2,139,985	R$ 1,288,135	R$ 861,068
Securities placement	1,429,824	1,154,786	631,949
Management fees	1,224,125	1,035,224	527,644
Insurance brokerage fee	112,802	106,438	56,713
Educational services	118,272	97,986	42,653
Other services	477,584	275,467	160,409
Revenue before sales taxes and contributions on revenue	5,502,592	3,958,036	2,280,436
Sales taxes and contributions on revenue	(486,104)	(362,264)	(225,887)
Net revenue from services rendered	R$ 5,016,488	R$ 3,595,772	R$ 2,054,549